Significant accounting policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 17, 2021	May 30, 2017
Significant accounting policies
Standard Corporation Tax Rate	12.50%
Higher Corporation Tax Rate	25.00%
Deferred Income Tax Expense (Benefit)	$ 0	$ 0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	0	0	$ 0
Equity Method Investment, Aggregate Cost	9,700
Common Stock, Value, Issued	$ 426	$ 364
Lessor, Operating Lease, Term of Contract	24 months
Japanese Leases No.1 and 2
Significant accounting policies
Sellers Credit Note	$ 2,900					$ 2,900
Vessels [Member]
Significant accounting policies
Property, Plant and Equipment, Useful Life	25 years
Office Equipment and Fixtures and Fittings [Member]
Significant accounting policies
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member]
Significant accounting policies
Scheduled drydocking period of vessels	30 months
Maximum [Member]
Significant accounting policies
Scheduled drydocking period of vessels	60 months
Ardmore Shipping Corporation
Significant accounting policies
Equity Method Investment, Ownership Percentage	100.00%
Anglo Ardmore Ship Management Limited
Significant accounting policies
Equity Method Investment, Ownership Percentage	50.00%
Element 1 Corp.
Significant accounting policies
Equity Method Investment, Ownership Percentage	10.00%				10.00%
Equity Method Investment, Aggregate Cost	$ 9,300				$ 9,300
Common Stock, Value, Issued	9,400			$ 5,300	$ 5,300
Warrants and Rights Outstanding	$ 300